Investment in Unconsolidated Affiliate and Related Party Transactions Reconciliation of Basis Difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Basis Difference [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 714.2	$ 743.7
Elimination of Enable fair value step up	17.2	$ 16.9	$ 18.0
OGE Energy [Member]
Reconciliation of Basis Difference [Line Items]
Goodwill, Impairment Loss	$ 1.0